Deferred Taxation - Deferred Tax Balances After Offset (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 12,161	¥ 11,364
Deferred tax liabilities	¥ 26,638	¥ 16,380